TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES

	December 31, 2020	December 31, 2019
Trade receivables	$38,456	$54,164
Value added tax receivables	24,569	10,944
Income tax receivable	14,129	3,489
Other taxes receivable	4,144	2,368
Other	2,193	863
	$83,491	$71,828
No provision for credit loss was recognized at December 31, 2020 or 2019. All trade receivables are expected to be settled within twelve months. Credit risk is further discussed in note 27(b).